Related Parties Balances and Transactions (Details) - Schedule of related party balances - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Schedule of Related Party Balances [Abstract]
Payables to related party - Officers	[1]	$ 3	$ 22
Total Payables to related party		$ 3	$ 22

[1]	Relates to Chief Executive Officer’s and Chief Financial Officer’s services